Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
July 31, 2021
(Unaudited)
Principal
Amount Value
MUNICIPAL BONDS — 94.6%
New York — 94 .6%
$ 2,000,000 Battery Park City Authority Current
Refunding Revenue Bonds, Series
A,
5 .00% ,
11/01/25
............ $ 2,218,623
100,000 Build NYC Resource Corp. Refunding
Revenue Bonds, Series A,
5 .00% ,
06/01/24
............ 113,848
1,110,000 City of New York  Public
Improvements GO, Series
2018-1,
5 .00% ,
08/01/25
............ 1,318,005
225,000 City of New York Advance Refunding
GO, Series 2015-A,
5 .00% ,
08/01/24
............ 257,462
2,520,000 City of New York Advance Refunding
GO, Series A,
5 .00% ,
08/01/26
............ 3,093,083
510,000 City of New York Advance Refunding
GO, Series C,
5 .00% ,
08/01/27
............ 635,912
150,000 City of New York Advance Refunding
GO, Series C,
5 .00% ,
08/01/22
............ 157,370
350,000 City of New York Advance Refunding
GO, Series C,
5 .00% ,
08/01/22
............ 367,196
200,000 City of New York Advance Refunding
GO, Series C,
5 .00% ,
08/01/23
............ 219,552
875,000 City of New York Advance Refunding
GO, Series C,
5 .00% ,
08/01/23
............ 960,540
1,515,000 City of New York Advance Refunding
GO, Series C,
5 .00% ,
08/01/27
............ 1,761,274
1,190,000 City of New York Advance Refunding
GO, Series D,
5 .00% ,
08/01/33
............ 1,491,522
125,000 City of New York Advance Refunding
GO, Series D,
5 .00% ,
08/01/24
............ 143,034
100,000 City of New York Advance Refunding
GO, Series E,
5 .00% ,
08/01/24
............ 114,428
1,250,000 City of New York Current Refunding
GO, Series C-1,
5 .00% ,
08/01/25
............ 1,484,240
Principal
Amount Value
New York (continued)
$ 24,000,000 City of New York Current Refunding
GO, Series C-1,
5 .00% ,
08/01/26
............ $ 29,457,929
5,750,000 City of New York Current Refunding
GO, Series E,
5 .00% ,
08/01/24
............ 6,579,583
225,000 City of New York Public
Improvements GO, Series 1,
5 .00% ,
08/01/21
............ 225,000
255,000 City of New York Public
Improvements GO, Series
2018-1,
5 .00% ,
08/01/23
............ 279,929
1,650,000 City of New York Public
Improvements GO, Sub-Series
D-3,
5 .00% ,
08/01/38
(a) (b) ........ 1,800,871
200,000 City of New York Public
Improvements GO, Sub-Series
F-1,
5 .00% ,
04/01/23
............ 216,366
100,000 City of New York Public
Improvements GO, Sub-Series
F-1,
5 .00% ,
03/01/24
............ 107,597
1,500,000 City of New York Public
Improvements GO, Sub-Series
F-1,
5 .00% ,
04/01/43
............ 1,859,426
100,000 City of New York Public
Improvements GO, Sub-Series
F-3,
5 .00% ,
12/01/23
(b) .......... 111,346
200,000 City of New York Public
Improvements GO, Sub-Series
F-3,
5 .00% ,
12/01/25
(b) .......... 240,243
1,500,000 City of New York Public
Improvements GO, Sub-Series
H-A,
5 .00% ,
01/01/25
(b) .......... 1,743,524
2,025,000 City of New York Public
Improvements GO, Sub-Series
I-1,
5 .00% ,
03/01/25
............ 2,276,104
3,000,000 City of New York Public
Improvements GO, Sub-Series
I-1,
5 .00% ,
03/01/26
............ 3,367,865

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
New York (continued)
$ 155,000 City of New York Refunding GO,
Series B,
5 .00% ,
08/01/25
............ $ 162,599
400,000 City of New York Refunding GO,
Series C,
5 .00% ,
08/01/27
............ 480,036
100,000 City of New York Refunding GO,
Series F,
5 .00% ,
08/01/29
............ 102,389
9,000,000 City of New York Refunding GO,
Series F,
5 .00% ,
08/01/30
............ 9,213,231
500,000 City of New York Refunding GO,
Series J,
5 .00% ,
08/01/25
............ 548,457
325,000 City of New York Refunding GO,
Series J,
5 .00% ,
08/01/24
............ 371,889
400,000 City of New York Refunding GO,
Series J, Sub-Series J11,
5 .00% ,
08/01/25
(b) .......... 474,957
100,000 City of New York Refunding GO,
Sub-Series H-3,
5 .00% ,
08/01/23
(b) .......... 109,776
2,125,000 County of Nassau Public
Improvements GO, Series A,
5 .00% ,
04/01/22
............ 2,194,479
2,230,000 County of Nassau Public
Improvements GO, Series A,
5 .00% ,
04/01/23
............ 2,412,580
350,000 County of Westchester NY Recreation
Facilities Improvements GO,
Series A,
5 .00% ,
07/01/22
............ 365,798
100,000 County of Westchester NY Recreation
Facilities Improvements GO,
Series A,
5 .00% ,
07/01/23
............ 109,391
110,000 County of Westchester NY Sewer
Improvements GO, Series C,
5 .00% ,
07/01/22
............ 114,965
150,000 Erie County Fiscal Stability Authority
Public Improvements Revenue
Bonds, Series A,
5 .00% ,
03/15/22
............ 154,594
Principal
Amount Value
New York (continued)
$ 300,000 Erie County Industrial Development
Agency City School District
of the City of Buffalo Project
Advance Refunding Revenue
Bonds, (State Aid Withholding),
5 .00% ,
05/01/23
............ $ 325,731
125,000 Erie County Industrial Development
Agency City School District
of the City of Buffalo Project
Advance Refunding Revenue
Bonds, (State Aid Withholding),
5 .00% ,
05/01/24
............ 141,417
1,025,000 Erie County Industrial Development
Agency Current Refunding
Revenue Bonds, (State Aid
Withholding),
5 .00% ,
05/01/29
............ 1,352,382
1,500,000 Erie County Industrial Development
Agency Current Refunding
Revenue Bonds, (State Aid
Withholding),
5 .00% ,
05/01/31
............ 2,064,733
1,200,000 Long Island Power Authority Electric
Light & Power Improvements
Revenue Bonds,
5 .00% ,
09/01/35
............ 1,542,103
1,420,000 Long Island Power Authority Electric
Light & Power Improvements
Revenue Bonds, Series A,
5 .00% ,
09/01/34
............ 1,894,331
500,000 Long Island Power Authority Electric
System General Revenue Bonds,
5 .00% ,
09/01/25
............ 594,764
4,000,000 Long Island Power Authority
Refunding Revenue Bonds, Series
B,
5 .00% ,
09/01/25
............ 4,209,350
2,000,000 Metropolitan Transportation Authority
Advance Refunding Revenue
Bonds, Series A,
5 .00% ,
11/15/26
............ 2,459,571
900,000 Metropolitan Transportation Authority
Advance Refunding Revenue
Bonds, Series B,
5 .00% ,
11/15/25
............ 1,068,876
125,000 Metropolitan Transportation Authority
Advance Refunding Revenue
Bonds, Series D,
5 .00% ,
11/15/24
............ 143,594

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
New York (continued)
$ 100,000 Metropolitan Transportation Authority
Advance Refunding Revenue
Bonds, Series F,
5 .00% ,
11/15/23
............ $ 110,590
450,000 Metropolitan Transportation Authority
Current Refunding Revenue
Bonds, Series A2,
5 .00% ,
11/15/27
............ 548,286
700,000 Metropolitan Transportation Authority
Current Refunding Revenue
Bonds, Series D,
5 .00% ,
11/15/23
............ 742,649
2,225,000 Metropolitan Transportation Authority
Current Refunding Revenue
Bonds, Series D,
5 .00% ,
11/15/28
............ 2,347,914
400,000 Metropolitan Transportation Authority
Current Refunding Revenue
Bonds, Series F,
5 .00% ,
11/15/24
............ 423,932
205,000 Metropolitan Transportation Authority
Current Refunding Revenue
Bonds, Series F,
5 .00% ,
11/15/25
............ 217,410
1,500,000 Metropolitan Transportation Authority
Current Refunding Revenue
Bonds, Series F,
5 .00% ,
11/15/30
............ 1,582,465
150,000 Metropolitan Transportation Authority
Green Bond Refunding Revenue
Bonds, Series A2,
5 .00% ,
11/15/25
............ 178,146
370,000 Metropolitan Transportation Authority
Green Bond Refunding Revenue
Bonds, Series A2,
5 .00% ,
11/15/26
............ 452,963
1,500,000 Metropolitan Transportation Authority
Green Bond Refunding Revenue
Bonds, Sub-Series A1,
5 .00% ,
11/15/48
(a) .......... 1,715,661
2,570,000 Metropolitan Transportation Authority
Green Bond Revenue Bonds,
Series B-2,
5 .00% ,
11/15/23
............ 2,850,328
250,000 Metropolitan Transportation Authority
Green Bond Revenue Bonds,
Series B-2,
5 .00% ,
11/15/27
............ 313,709
Principal
Amount Value
New York (continued)
$ 250,000 Metropolitan Transportation Authority
Green Bond Revenue Bonds,
Series C-1,
5 .00% ,
11/15/23
............ $ 276,474
375,000 Metropolitan Transportation Authority
Green Bond Revenue Bonds,
Sub-Series B-2,
5 .00% ,
11/15/26
............ 461,170
150,000 Metropolitan Transportation
Authority Prerefunded Transit
Improvements Revenue Bonds,
Series C,
5 .00% ,
11/15/25
(c) .......... 173,765
1,600,000 Metropolitan Transportation Authority
Refunding Revenue Bonds, Series
A,
5 .00% ,
11/15/25
............ 1,697,339
2,500,000 Metropolitan Transportation Authority
Refunding Revenue Bonds, Series
A,
5 .00% ,
11/15/29
............ 2,651,713
3,525,000 Metropolitan Transportation Authority
Refunding Revenue Bonds, Series
A-2,
5 .00% ,
11/15/48
(a) .......... 3,723,374
2,500,000 Metropolitan Transportation Authority
Refunding Revenue Bonds, Series
B-1,
5 .00% ,
11/15/29
(b) .......... 2,747,558
100,000 Metropolitan Transportation Authority
Refunding Revenue Bonds, Series
D-1,
5 .00% ,
11/01/23
(b) .......... 105,919
8,000,000 Metropolitan Transportation Authority
Refunding Revenue Bonds, Series
D-1,
5 .00% ,
11/01/27
(b) .......... 8,436,891
100,000 Metropolitan Transportation Authority
Transit Improvements Revenue
Bonds, Series C,
5 .00% ,
11/15/22
............ 106,103
2,000,000 Metropolitan Transportation Authority
Transit Improvements Revenue
Bonds, Sub-Series A-1,
5 .00% ,
11/15/33
............ 2,298,546
150,000 Metropolitan Transportation Authority
Transit Improvements Revenue
Bonds, Sub-Series A-1,
5 .00% ,
11/15/25
............ 174,992

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
New York (continued)
$ 375,000 Metropolitan Transportation Authority
Transportation Green Bond
Advance Refunding Revenue
Bonds, Series B,
5 .00% ,
11/15/22
............ $ 397,929
600,000 Metropolitan Transportation Authority
Transportation Green Bond
Advance Refunding Revenue
Bonds, Series B,
5 .00% ,
11/15/23
............ 663,547
100,000 Metropolitan Transportation Authority
Transportation Green Bond
Advance Refunding Revenue
Bonds, Series B,
5 .00% ,
11/15/26
............ 122,422
100,000 Monroe County Industrial
Development Agency School
Improvements Revenue Bonds,
(State Aid Withholding),
5 .00% ,
05/01/24
............ 112,780
6,000,000 Nassau County Interim Finance
Authority Current Refunding
Revenue Bonds, Series A,
5 .00% ,
11/15/31
............ 8,330,634
6,250,000 Nassau County Interim Finance
Authority Current Refunding
Revenue Bonds, Series A,
5 .00% ,
11/15/34
............ 8,578,456
5,500,000 Nassau County Interim Finance
Authority Current Refunding
Revenue Bonds, Series A,
5 .00% ,
11/15/35
............ 7,533,333
5,000,000 Nassau County Interim Finance
Authority Current Refunding
Revenue Bonds, Series B,
0 .83% ,
11/15/26
............ 4,976,331
6,280,000 Nassau County Interim Finance
Authority Current Refunding
Revenue Bonds, Series B,
1 .46% ,
11/15/29
............ 6,324,303
300,000 Nassau County Sewer & Storm Water
Finance Authority Refunding
Revenue Bonds, Series A,
5 .00% ,
10/01/24
............ 345,819
500,000 New York City Transitional Finance
Authority Building Aid Revenue
Advance Refunding Revenue
Bonds, Series S-1, (State Aid
Withholding),
5 .00% ,
07/15/29
............ 628,376
Principal
Amount Value
New York (continued)
$ 250,000 New York City Transitional Finance
Authority Building Aid Revenue
Advance Refunding Revenue
Bonds, Series S-1, (State Aid
Withholding),
5 .00% ,
07/15/23
............ $ 273,900
100,000 New York City Transitional Finance
Authority Building Aid Revenue
Advance Refunding Revenue
Bonds, Series S-1, (State Aid
Withholding),
5 .00% ,
07/15/25
............ 118,702
1,035,000 New York City Transitional Finance
Authority Building Aid Revenue
Advance Refunding Revenue
Bonds, Series S-1, (State Aid
Withholding),
5 .00% ,
07/15/26
............ 1,268,239
3,000,000 New York City Transitional Finance
Authority Building Aid Revenue
Current Refunding Revenue
Bonds, Series S-1, (State Aid
Withholding),
5 .00% ,
07/15/31
............ 4,121,443
4,000,000 New York City Transitional Finance
Authority Building Aid Revenue
Current Refunding Revenue
Bonds, Series S-1, (State Aid
Withholding),
5 .00% ,
07/15/32
............ 5,457,488
700,000 New York City Transitional Finance
Authority Building Aid Revenue
Public Improvements Revenue
Bonds, Series S, (State Aid
Withholding),
5 .00% ,
07/15/26
............ 813,514
300,000 New York City Transitional Finance
Authority Building Aid Revenue
Public Improvements Revenue
Bonds, Series S, (State Aid
Withholding),
5 .00% ,
07/15/23
............ 328,679
100,000 New York City Transitional Finance
Authority Building Aid Revenue
Public Improvements Revenue
Bonds, Series S, (State Aid
Withholding),
5 .00% ,
07/15/24
............ 114,234

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
New York (continued)
$ 150,000 New York City Transitional Finance
Authority Building Aid Revenue
Public Improvements Revenue
Bonds, Series S-1, (State Aid
Withholding),
5 .00% ,
07/15/25
............ $ 174,493
1,500,000 New York City Transitional Finance
Authority Building Aid Revenue
Public Improvements Revenue
Bonds, Series S-1, (State Aid
Withholding),
5 .00% ,
07/15/24
............ 1,713,515
125,000 New York City Transitional Finance
Authority Building Aid Revenue
Public Improvements Revenue
Bonds, Series S-1, (State Aid
Withholding),
5 .00% ,
07/15/26
............ 150,162
4,000,000 New York City Transitional Finance
Authority Building Aid Revenue
Public Improvements Revenue
Bonds, Series S-1, (State Aid
Withholding),
5 .00% ,
07/15/28
............ 4,185,839
125,000 New York City Transitional Finance
Authority Building Aid Revenue
Refunding Revenue Bonds,
Sub-Series S-3A, (State Aid
Withholding),
5 .00% ,
07/15/23
............ 136,950
250,000 New York City Transitional Finance
Authority Building Aid Revenue
Refunding Revenue Bonds,
Sub-Series S-3A, (State Aid
Withholding),
5 .00% ,
07/15/24
............ 285,585
100,000 New York City Transitional Finance
Authority Building Aid Revenue
Refunding Revenue Bonds,
Sub-Series S-4A, (State Aid
Withholding),
5 .00% ,
07/15/23
............ 109,564
525,000 New York City Transitional Finance
Authority Building Aid Revenue
Refunding Revenue Bonds,
Sub-Series S-4A, (State Aid
Withholding),
5 .00% ,
07/15/24
............ 599,728
Principal
Amount Value
New York (continued)
$ 2,000,000 New York City Transitional Finance
Authority Building Aid Revenue
Refunding Revenue Bonds,
Sub-Series S-4A, (State Aid
Withholding),
5 .00% ,
07/15/25
............ $ 2,370,500
2,000,000 New York City Transitional Finance
Authority Building Aid Revenue
School Improvements Revenue
Bonds, Series S1, (State Aid
Withholding),
5 .00% ,
07/15/30
............ 2,692,921
1,000,000 New York City Transitional Finance
Authority Building Aid Revenue
School Improvements Revenue
Bonds, Series- S1, (State Aid
Withholding),
5 .00% ,
07/15/22
............ 1,046,755
475,000 New York City Transitional Finance
Authority Future Tax Secured
Advance Refunding Revenue
Bonds, Series C,
5 .00% ,
11/01/23
............ 527,264
250,000 New York City Transitional Finance
Authority Future Tax Secured
Advance Refunding Revenue
Bonds, Series C,
5 .00% ,
11/01/24
............ 288,936
4,375,000 New York City Transitional Finance
Authority Future Tax Secured
Public Improvements Revenue
Bonds,
5 .00% ,
08/01/24
............ 5,007,620
100,000 New York City Transitional Finance
Authority Future Tax Secured
Public Improvements Revenue
Bonds, Sub-Series A1,
5 .00% ,
08/01/23
............ 109,839
3,000,000 New York City Transitional Finance
Authority Future Tax Secured
Public Improvements Revenue
Bonds, Sub-Series A-E1,
5 .00% ,
02/01/30
............ 3,701,725
150,000 New York City Transitional Finance
Authority Future Tax Secured
Public Improvements Revenue
Bonds, Sub-Series F-1,
5 .00% ,
05/01/23
............ 162,921

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
New York (continued)
$ 200,000 New York City Transitional Finance
Authority Future Tax Secured
Public Improvements Revenue
Bonds, Sub-Series FI,
5 .00% ,
08/01/25
............ $ 228,661
190,000 New York City Transitional Finance
Authority Future Tax Secured
Public Improvements Revenue
Bonds, Sub-Series FI,
5 .00% ,
08/01/29
............ 216,737
2,000,000 New York City Transitional Finance
Authority Future Tax Secured
Public Improvements Revenue
Bonds, Sub-Series I,
5 .00% ,
05/01/26
............ 2,168,233
100,000 New York City Transitional Finance
Authority Future Tax Secured
Public Improvements Unrefunded
Revenue Bonds, Series B1,
5 .00% ,
11/01/25
............ 113,193
275,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Advance Refunding
Revenue Bonds, Series C,
5 .00% ,
11/01/28
............ 343,906
1,075,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Public Improvement
Revenue Bonds, Series C-1,
5 .00% ,
05/01/22
............ 1,114,651
200,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Public Improvements
Revenue Bonds, Series A1,
5 .00% ,
08/01/28
............ 236,602
650,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Public Improvements
Revenue Bonds, Series C1,
5 .00% ,
11/01/30
............ 850,842
375,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Public Improvements
Revenue Bonds, Series C1,
5 .00% ,
11/01/31
............ 489,066
515,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Public Improvements
Revenue Bonds, Series D1,
5 .00% ,
02/01/27
............ 576,201
Principal
Amount Value
New York (continued)
$ 5,000,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Public Improvements
Revenue Bonds, Series S,
5 .00% ,
05/01/34
............ $ 6,710,856
3,000,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Public Improvements
Revenue Bonds, Sub-Series B-1,
5 .00% ,
11/01/23
............ 3,330,089
1,100,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Refunding Revenue
Bonds, Series A,
5 .00% ,
11/01/23
............ 1,113,271
670,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Refunding Revenue
Bonds, Sub-Series C,
5 .00% ,
11/01/27
............ 757,204
600,000 New York City Transitional Finance
Authority Public Improvements
Revenue Bonds, Series C-1,
5 .00% ,
05/01/23
............ 651,684
300,000 New York City Transitional Finance
Authority Public Improvements
Revenue Bonds, Series C-1,
5 .00% ,
05/01/24
............ 339,932
350,000 New York City Transitional Finance
Authority Public Improvements
Revenue Bonds, Sub-Series B-1,
5 .00% ,
08/01/23
............ 384,438
200,000 New York City Water & Sewer System
Current Refunding Revenue
Bonds, Series AA,
5 .00% ,
06/15/24
............ 227,994
1,825,000 New York City Water & Sewer System
Current Refunding Revenue
Bonds, Series AA,
5 .00% ,
06/15/26
............ 2,236,770
2,750,000 New York City Water & Sewer System
Current Refunding Revenue
Bonds, Series CC,
5 .00% ,
06/15/25
............ 3,257,410
250,000 New York City Water & Sewer System
Current Refunding Revenue
Bonds, Series EE,
5 .00% ,
06/15/29
............ 298,777

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
New York (continued)
$ 2,000,000 New York City Water & Sewer System
Refunding Revenue Bonds, Series
DD-2,
5 .00% ,
06/15/25
............ $ 2,231,561
150,000 New York City Water & Sewer System
Refunding Revenue Bonds, Series
FF,
5 .00% ,
06/15/25
............ 177,677
125,000 New York City Water & Sewer System
Refunding Revenue Bonds, Series
GG,
5 .00% ,
06/15/25
............ 148,064
2,000,000 New York City Water & Sewer System
Refunding Revenue Bonds, Series
GG,
5 .00% ,
06/15/27
............ 2,358,000
7,500,000 New York City Water & Sewer System
Refunding Revenue Bonds, Series
HH,
5 .00% ,
06/15/28
............ 8,829,822
450,000 New York City Water & Sewer System
Refunding Revenue Bonds, Sub-
Series BB-2,
5 .00% ,
06/15/29
............ 563,334
4,750,000 New York City Water & Sewer System
Water Utility Improvements
Revenue Bonds, Series BB-2,
5 .00% ,
06/15/25
............ 5,299,958
1,500,000 New York City Water & Sewer System
Water Utility Improvements
Revenue Bonds, Sub-Series FF-1,
5 .00% ,
06/15/49
............ 1,909,275
4,285,000 New York State Dormitory Authority
Advance Refunding Revenue
Bonds, Series A,
5 .00% ,
02/15/25
(c) .......... 4,998,899
1,885,000 New York State Dormitory Authority
Advance Refunding Revenue
Bonds, Series A,
5 .00% ,
02/15/25
............ 2,203,520
375,000 New York State Dormitory Authority
Advance Refunding Revenue
Bonds, Series A,
5 .00% ,
02/15/27
............ 468,106
150,000 New York State Dormitory Authority
Advance Refunding Revenue
Bonds, Series A,
5 .00% ,
07/01/22
............ 156,692
Principal
Amount Value
New York (continued)
$ 500,000 New York State Dormitory Authority
Advance Refunding Revenue
Bonds, Series A,
5 .00% ,
03/15/23
............ $ 539,848
500,000 New York State Dormitory Authority
Advance Refunding Revenue
Bonds, Series A,
5 .00% ,
07/01/24
............ 570,548
1,000,000 New York State Dormitory Authority
Advance Refunding Revenue
Bonds, Series A,
5 .00% ,
07/01/26
............ 1,226,331
390,000 New York State Dormitory Authority
Advance Refunding Revenue
Bonds, Series B,
5 .00% ,
07/01/23
............ 426,309
1,400,000 New York State Dormitory Authority
Advance Refunding Revenue
Bonds, Series D,
5 .00% ,
02/15/24
............ 1,572,762
200,000 New York State Dormitory Authority
Advance Refunding Revenue
Bonds, Series D,
5 .00% ,
02/15/28
............ 245,671
1,525,000 New York State Dormitory Authority
Advance Refunding Revenue
Bonds, Series E,
5 .00% ,
03/15/24
............ 1,719,367
1,600,000 New York State Dormitory Authority
Advance Refunding Revenue
Bonds, Series E,
5 .00% ,
03/15/25
............ 1,875,350
750,000 New York State Dormitory Authority
Current Refunding Revenue
Bonds, Series 1, (State Aid
Withholding),
5 .00% ,
01/15/28
............ 947,116
1,000,000 New York State Dormitory Authority
Current Refunding Revenue
Bonds, Series A,
5 .00% ,
07/01/32
............ 1,383,550
3,500,000 New York State Dormitory Authority
Current Refunding Revenue
Bonds, Series A,
5 .00% ,
07/01/35
............ 4,771,509
5,000,000 New York State Dormitory Authority
Current Refunding Revenue
Bonds, Series A,
5 .00% ,
07/01/50
............ 6,441,552

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
New York (continued)
$ 1,575,000 New York State Dormitory Authority
Current Refunding Revenue
Bonds, Series A-2,
5 .00% ,
07/01/30
............ $ 2,142,464
650,000 New York State Dormitory Authority
Green Bond Revenue Bonds,
5 .00% ,
07/01/24
............ 741,712
3,765,000 New York State Dormitory Authority
Public Improvement Revenue
Bonds, Series E,
5 .00% ,
02/15/26
............ 4,390,380
1,455,000 New York State Dormitory Authority
Public Improvement Revenue
Bonds, Series E,
5 .00% ,
02/15/30
............ 1,688,306
125,000 New York State Dormitory Authority
Public Improvements Revenue
Bonds, Series 2015B-A,
5 .00% ,
03/15/24
............ 141,014
150,000 New York State Dormitory Authority
Public Improvements Revenue
Bonds, Series 2015B-B,
5 .00% ,
03/15/26
............ 178,872
10,335,000 New York State Dormitory Authority
Public Improvements Revenue
Bonds, Series 2015B-B,
5 .00% ,
03/15/29
............ 12,282,197
2,000,000 New York State Dormitory Authority
Public Improvements Revenue
Bonds, Series A,
5 .00% ,
03/15/24
............ 2,256,231
100,000 New York State Dormitory Authority
Public Improvements Revenue
Bonds, Series A,
5 .00% ,
03/15/26
............ 121,471
230,000 New York State Dormitory Authority
Public Improvements Revenue
Bonds, Series A,
5 .00% ,
03/15/27
............ 282,867
350,000 New York State Dormitory Authority
Public Improvements Revenue
Bonds, Series B,
5 .00% ,
02/15/25
............ 408,986
500,000 New York State Dormitory Authority
Public Improvements Revenue
Bonds, Series B,
5 .00% ,
02/15/30
............ 580,174
Principal
Amount Value
New York (continued)
$ 100,000 New York State Dormitory Authority
Public Improvements Revenue
Bonds, Series B,
5 .00% ,
02/15/26
............ $ 121,081
125,000 New York State Dormitory Authority
Public Improvements Revenue
Bonds, Series B,
5 .00% ,
02/15/27
............ 156,035
5,000,000 New York State Dormitory Authority
Public Improvements Revenue
Bonds, Series B,
5 .00% ,
02/15/28
............ 5,807,482
100,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
1, (State Aid Withholding),
5 .00% ,
01/15/23
............ 106,758
200,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
1, (State Aid Withholding),
5 .00% ,
01/15/25
............ 231,385
3,275,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
1, (State Aid Withholding),
5 .00% ,
01/15/27
............ 4,031,300
20,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
A,
5 .00% ,
12/15/22
............ 21,335
1,925,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
A,
5 .00% ,
02/15/25
............ 2,160,800
3,000,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
A,
5 .00% ,
07/01/24
............ 3,272,630
1,600,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
A,
5 .00% ,
07/01/26
(c) .......... 1,749,973
6,500,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
A,
5 .00% ,
07/01/29
............ 7,629,747
150,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
A,
5 .00% ,
12/15/24
............ 160,029

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
New York (continued)
$ 2,025,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
A,
5 .00% ,
02/15/26
............ $ 2,269,756
4,765,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
A,
5 .00% ,
12/15/29
............ 5,084,271
1,000,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
B, (AMBAC),
5 .50% ,
03/15/22
............ 1,033,580
350,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
C,
5 .00% ,
03/15/25
............ 394,221
500,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
E,
5 .00% ,
02/15/23
............ 537,805
400,000 New York State Dormitory Authority
Refunding Revenue Bonds, Series
E,
5 .00% ,
02/15/24
............ 449,467
625,000 New York State Dormitory Authority
School Improvements Bidding
Group 2 Revenue Bonds,
5 .00% ,
03/15/24
............ 705,072
125,000 New York State Dormitory Authority
School Improvements Group 1
Revenue Bonds, Series A,
5 .00% ,
03/15/24
............ 141,014
8,050,000 New York State Dormitory Authority
School Improvements Group 1
Revenue Bonds, Series A,
5 .00% ,
03/15/27
............ 10,073,749
125,000 New York State Dormitory Authority
School Improvements Group 1
Revenue Bonds, Series A,
5 .00% ,
03/15/27
............ 156,582
100,000 New York State Dormitory Authority
School Improvements Group 1
Revenue Bonds, Series E,
5 .00% ,
03/15/23
............ 107,970
2,500,000 New York State Dormitory Authority
School Improvements Income Tax
Revenue Bonds, Series A,
5 .00% ,
02/15/28
............ 3,070,894
Principal
Amount Value
New York (continued)
$ 425,000 New York State Dormitory Authority
School Improvements Revenue
Bonds, Series A,
5 .00% ,
02/15/26
............ $ 514,594
355,000 New York State Dormitory Authority
Third Generation Resolution
State Universal Refunding
Revenue Bonds,
5 .00% ,
05/15/24
............ 368,663
1,000,000 New York State Dormitory Authority
University and College
Improvements Revenue Bonds,
Series A,
5 .00% ,
03/15/24
............ 1,128,116
140,000 New York State Dormitory Authority
University and College
Improvements Revenue Bonds,
Series A,
5 .00% ,
07/01/24
............ 159,665
2,525,000 New York State Dormitory Authority
University and College
Improvements Revenue Bonds,
Series A,
5 .00% ,
07/01/25
............ 2,990,343
100,000 New York State Dormitory Authority
University and College
Improvements Revenue Bonds,
Series A,
5 .00% ,
07/01/25
............ 118,429
1,025,000 New York State Dormitory Authority
University and College
Improvements Revenue Bonds,
Series A,
5 .00% ,
03/15/26
............ 1,155,367
1,750,000 New York State Dormitory Authority
University and College
Improvements Revenue Bonds,
Series A,
5 .00% ,
07/01/26
............ 2,143,207
200,000 New York State Dormitory Authority
University of New York
Dormitory Facilities Student
Housing Revenue Bonds, Series
A,
5 .00% ,
07/01/22
............ 208,922
2,500,000 New York State Environmental
Facilities Corp. Current
Refunding Revenue Bonds,
5 .00% ,
06/15/28
............ 3,235,295

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
New York (continued)
$ 1,500,000 New York State Environmental
Facilities Corp. Current
Refunding Revenue Bonds,
5 .00% ,
06/15/29
............ $ 1,988,584
2,250,000 New York State Environmental
Facilities Corp. Current
Refunding Revenue Bonds,
5 .00% ,
06/15/30
............ 3,048,600
2,250,000 New York State Environmental
Facilities Corp. Current
Refunding Revenue Bonds,
5 .00% ,
06/15/31
............ 3,123,227
200,000 New York State Environmental
Facilities Corp. Current
Refunding Revenue Bonds, Series
A,
5 .00% ,
06/15/23
............ 208,522
100,000 New York State Environmental
Facilities Corp. Green Bond
Revenue Bonds, Series C,
5 .00% ,
02/15/27
............ 124,798
100,000 New York State Environmental
Facilities Corp. Green Bond
Revenue Bonds, Series D,
5 .00% ,
03/15/23
............ 107,953
6,250,000 New York State Environmental
Facilities Corp. Refunding
Revenue Bonds,
5 .00% ,
06/15/28
............ 7,093,922
475,000 New York State Environmental
Facilities Corp. Refunding
Revenue Bonds, Series A,
5 .00% ,
06/15/27
............ 517,826
275,000 New York State Environmental
Facilities Corp. Refunding
Revenue Bonds, Series A,
5 .00% ,
06/15/24
............ 313,067
2,530,000 New York State Environmental
Facilities Corp. Refunding
Revenue Bonds, Series B,
4 .00% ,
06/15/37
............ 3,055,451
1,485,000 New York State Environmental
Facilities Corp. Refunding
Revenue Bonds, Sub-Series A,
5 .00% ,
06/15/24
............ 1,548,494
1,000,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
5 .00% ,
06/15/34
............ 1,315,784
Principal
Amount Value
New York (continued)
$ 1,000,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
5 .00% ,
06/15/36
............ $ 1,310,251
100,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
5 .00% ,
06/15/23
............ 109,174
985,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
5 .00% ,
06/15/24
............ 1,121,347
605,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
5 .00% ,
06/15/24
............ 688,746
4,240,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
Series B,
5 .00% ,
06/15/27
............ 5,343,795
3,000,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
Series E,
5 .00% ,
06/15/23
............ 3,275,218
550,000 New York State Environmental
Facilities Corp. Water Utility
Improvements Revenue Bonds,
Series E,
5 .00% ,
06/15/24
............ 626,133
100,000 New York State Thruway Authority
Advance Refunding Revenue
Bonds, Series A,
5 .00% ,
03/15/22
............ 103,050
375,000 New York State Thruway Authority
Current Refunding Revenue
Bonds, Series L,
5 .00% ,
01/01/26
............ 449,728
150,000 New York State Thruway Authority
Highway & Bridge Trust Fund
Refunding Revenue Bonds, Series
A,
5 .00% ,
04/01/23
............ 154,889
10,000,000 New York State Thruway Authority
Refunding Revenue Bonds, Series
B,
4 .00% ,
01/01/38
............ 12,000,941

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
New York (continued)
$ 2,000,000 New York State Thruway Authority
Refunding Revenue Bonds, Series
J,
5 .00% ,
01/01/27
............ $ 2,227,502
1,000,000 New York State Thruway Authority
Refunding Revenue Bonds, Series
K,
5 .00% ,
01/01/25
............ 1,160,123
375,000 New York State Thruway Authority
Refunding Revenue Bonds, Series
K,
5 .00% ,
01/01/24
............ 418,525
300,000 New York State Thruway Authority
Refunding Revenue Bonds, Series
K,
5 .00% ,
01/01/26
............ 347,926
250,000 New York State Thruway Authority
Refunding Revenue Bonds, Series
L,
5 .00% ,
01/01/23
............ 267,035
125,000 New York State Thruway Authority
Refunding Revenue Bonds, Series
L,
5 .00% ,
01/01/24
............ 139,508
200,000 New York State Thruway Authority
Refunding Revenue Bonds, Series
L,
5 .00% ,
01/01/25
............ 232,025
100,000 New York State Thruway Authority
Refunding Revenue Bonds, Series
L,
5 .00% ,
01/01/27
............ 123,617
1,500,000 New York State Urban Development
Corp. Advance Refunding
Revenue Bonds, Series A,
5 .00% ,
03/15/29
............ 1,861,802
300,000 New York State Urban Development
Corp. Advance Refunding
Revenue Bonds, Series A,
5 .00% ,
03/15/24
............ 338,266
1,925,000 New York State Urban Development
Corp. Advance Refunding
Revenue Bonds, Series A,
5 .00% ,
03/15/27
............ 2,320,197
540,000 New York State Urban Development
Corp. Civic Convention Center
Revenue Bonds,
1 .83% ,
03/15/29
............ 545,986
Principal
Amount Value
New York (continued)
$ 1,675,000 New York State Urban Development
Corp. Civic Convention Center
Revenue Bonds, Series A,
5 .00% ,
03/15/29
............ $ 2,207,042
1,000,000 New York State Urban Development
Corp. Civic Convention Center
Revenue Bonds, Series A,
5 .00% ,
03/15/35
............ 1,327,089
1,000,000 New York State Urban Development
Corp. Correctional Facilities
Improvements Revenue Bonds,
Series A-2, (NATL-RE),
5 .50% ,
03/15/23
............ 1,087,774
6,000,000 New York State Urban Development
Corp. Economic Improvements
Revenue Bonds,
5 .00% ,
03/15/33
............ 8,031,235
1,000,000 New York State Urban Development
Corp. Economic Improvements
Revenue Bonds,
5 .00% ,
03/15/27
............ 1,250,767
5,000,000 New York State Urban Development
Corp. Economic Improvements
Revenue Bonds,
5 .00% ,
03/15/29
............ 6,588,185
500,000 New York State Urban Development
Corp. Economic Improvements
Revenue Bonds,
5 .00% ,
03/15/32
............ 672,486
425,000 New York State Urban Development
Corp. Personal Income Tax
Advance Refunding Revenue
Bonds, Series A,
5 .00% ,
03/15/22
............ 437,962
100,000 New York State Urban Development
Corp. Personal Income Tax
Advance Refunding Revenue
Bonds, Series A,
5 .00% ,
03/15/23
............ 107,970
3,225,000 New York State Urban Development
Corp. Personal Income Tax
Advance Refunding Revenue
Bonds, Series A,
5 .00% ,
03/15/26
............ 3,915,779
2,750,000 New York State Urban Development
Corp. Personal Income Tax
Advance Refunding Revenue
Bonds, Series A,
5 .00% ,
03/15/28
............ 3,308,983

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
New York (continued)
$ 1,000,000 New York State Urban Development
Corp. Personal Income Tax
Advance Refunding Revenue,
Series A,
5 .00% ,
03/15/25
............ $ 1,172,611
200,000 New York State Urban Development
Corp. Personal Income Tax
Economic Improvements
Revenue Bonds, Series C,
5 .00% ,
03/15/23
............ 215,939
225,000 New York State Urban Development
Corp. Personal Income Tax
Refunding Revenue Bonds, Series
A,
5 .00% ,
03/15/24
............ 253,699
15,000,000 New York State Urban Development
Corp. State Personal Income Tax
Advance Refunding Revenue
Bonds,
5 .00% ,
03/15/26
............ 16,865,714
150,000 New York State Urban Development
Corp. State Personal Income Tax
Advance Refunding Revenue
Bonds, Series A,
5 .00% ,
03/15/22
............ 154,575
100,000 New York State Urban Development
Corp. State Personal Income Tax
Advance Refunding Revenue
Bonds, Series A,
5 .00% ,
03/15/26
............ 121,420
100,000 New York State Urban Development
Corp. State Personal Income Tax
Advance Refunding Revenue
Bonds, Series A,
5 .00% ,
03/15/27
............ 125,077
200,000 New York State Urban Development
Corp. State Personal Income Tax
Advance Refunding Revenue
Bonds, Series A,
5 .00% ,
03/15/24
............ 225,511
175,000 New York State Urban Development
Corp. State Personal Income Tax
Public Improvements Revenue
Bonds, Series E,
5 .00% ,
03/15/23
............ 188,947
3,000,000 New York State Urban Development
Corp. State Personal Income Tax
Public Improvements Revenue
Bonds, Series E,
5 .00% ,
03/15/28
............ 3,232,464
Principal
Amount Value
New York (continued)
$ 2,000,000 New York State Urban Development
Corp. State Personal Income Tax
Public Improvements Revenue
Bonds, Series E,
5 .00% ,
03/15/29
............ $ 2,154,637
2,085,000 Port Authority of New York & New
Jersey  Consolidated Revenue
Bonds, Series 189,
5 .00% ,
05/01/26
............ 2,450,128
2,495,000 Port Authority of New York &
New Jersey Airport & Marina
Improvements Revenue Bonds,
5 .00% ,
11/01/34
............ 3,263,706
500,000 Port Authority of New York &
New Jersey Airport & Marina
Improvements Revenue Bonds,
Series 194,
5 .00% ,
10/15/33
............ 591,986
11,500,000 Port Authority of New York & New
Jersey Cash Flow Management
Revenue Bonds, Series AAA,
1 .09% ,
07/01/23
............ 11,662,324
150,000 Port Authority of New York & New
Jersey Consolidated Revenue
Bonds, Series 189,
5 .00% ,
05/01/24
............ 169,833
175,000 Port Authority of New York & New
Jersey Consolidated Revenue
Bonds, Series 83,
5 .00% ,
12/15/26
............ 199,116
2,250,000 Port Authority of New York & New
Jersey Consolidated Revenue
Bonds, Series 84,
5 .00% ,
09/01/34
............ 2,568,791
1,400,000 Port Authority of New York & New
Jersey Refunding Revenue Bonds,
Series 179,
5 .00% ,
12/01/27
............ 1,556,755
5,000,000 Port Authority of New York & New
Jersey Refunding Revenue Bonds,
Series 179,
5 .00% ,
12/01/28
............ 5,554,880
100,000 Port Authority of New York & New
Jersey Revenue Bonds, Series 209,
5 .00% ,
07/15/23
............ 109,518
325,000 Port Authority of New York & New
Jersey Revenue Bonds, Series 209,
5 .00% ,
07/15/24
............ 371,022

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
New York (continued)
$ 125,000 Sales Tax Asset Receivable Corp.
Refunding Revenue Bonds, Series
A,
5 .00% ,
10/15/23
............ $ 138,486
475,000 Sales Tax Asset Receivable Corp.
Refunding Revenue Bonds, Series
A,
5 .00% ,
10/15/24
............ 548,350
5,150,000 Sales Tax Asset Receivable Corp.
Refunding Revenue Bonds, Series
A,
5 .00% ,
10/15/30
(c) .......... 5,945,264
8,195,000 State of New York Current Refunding
GO, Series B,
2 .55% ,
02/15/29
............ 8,913,136
425,000 State of New York Green GO, Series A,
5 .00% ,
02/15/22
............ 436,256
100,000 State of New York Green GO, Series A,
5 .00% ,
02/15/26
............ 121,258
250,000 State of New York Public
Improvements GO, Series A,
5 .00% ,
03/01/24
(c) .......... 269,473
1,100,000 Syracuse Industrial Development
Agency Current Refunding
Revenue Bonds, Series A, (State
Aid Withholding),
5 .00% ,
05/01/22
............ 1,140,574
1,415,000 Syracuse Industrial Development
Agency Current Refunding
Revenue Bonds, Series A, (State
Aid Withholding),
5 .00% ,
05/01/23
............ 1,535,326
1,000,000 Syracuse Industrial Development
Agency School Improvements
Revenue Bonds, Series A, (State
Aid Withholding),
4 .00% ,
05/01/33
............ 1,195,572
1,915,000 Syracuse Industrial Development
Agency School Improvements
Revenue Bonds, Series A, (State
Aid Withholding),
4 .00% ,
05/01/34
............ 2,280,865
1,000,000 Syracuse Industrial Development
Agency School Improvements
Revenue Bonds, Series A, (State
Aid Withholding),
4 .00% ,
05/01/35
............ 1,188,433
Principal
Amount Value
New York (continued)
$ 1,000,000 Syracuse Industrial Development
Agency School Improvements
Revenue Bonds, Series A, (State
Aid Withholding),
4 .00% ,
05/01/36
............ $ 1,184,070
500,000 Syracuse Industrial Development
Agency Syracuse City School
Improvements Revenue Bonds,
Series A, (State Aid Withholding),
5 .00% ,
05/01/26
............ 607,722
375,000 Triborough Bridge & Tunnel Authority
Advance Refunding Revenue
Bonds, Series A,
5 .00% ,
11/15/24
............ 433,644
900,000 Triborough Bridge & Tunnel Authority
Advance Refunding Revenue
Bonds, Series B,
5 .00% ,
11/15/27
............ 1,127,643
450,000 Triborough Bridge & Tunnel Authority
Advance Refunding Revenue
Bonds, Series B,
5 .00% ,
11/15/29
............ 560,453
500,000 Triborough Bridge & Tunnel Authority
Advance Refunding Revenue
Bonds, Series C-1,
5 .00% ,
11/15/25
............ 599,214
3,000,000 Triborough Bridge & Tunnel Authority
Current Refunding Revenue
Bonds, Series A-1,
4 .00% ,
05/15/46
............ 3,646,925
4,315,000 Triborough Bridge & Tunnel Authority
Current Refunding Revenue
Bonds, Sub-Series A,
5 .00% ,
11/15/25
............ 4,676,275
475,000 Triborough Bridge & Tunnel Authority
Current Refunding Revenue
Bonds, Sub-Series A,
5 .00% ,
11/15/26
............ 514,325
1,050,000 Triborough Bridge & Tunnel Authority
Current Refunding Revenue
Bonds, Sub-Series A,
5 .00% ,
11/15/27
............ 1,136,535
1,575,000 Triborough Bridge & Tunnel Authority
Current Refunding Revenue
Bonds, Sub-Series A,
5 .00% ,
11/15/29
............ 1,704,508
3,000,000 Triborough Bridge & Tunnel Authority
Highway Improvements Revenue
Bonds, Series A,
5 .00% ,
11/01/25
............ 3,590,547

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Principal
Amount Value
New York (continued)
$ 100,000 Triborough Bridge & Tunnel Authority
Highway Improvements Revenue
Bonds, Series A,
5 .00% ,
11/15/25
............ $ 119,843
265,000 Triborough Bridge & Tunnel Authority
Highway Improvements Revenue
Bonds, Series B,
5 .00% ,
11/15/23
............ 294,449
435,000 Triborough Bridge & Tunnel Authority
Highway Improvements Revenue
Bonds, Series B,
5 .00% ,
11/15/27
............ 519,880
6,340,000 Triborough Bridge & Tunnel Authority
Highway Improvements Revenue
Bonds, Series C,
5 .00% ,
11/15/29
............ 6,867,254
1,500,000 Triborough Bridge & Tunnel Authority
Highway Improvements Revenue
Bonds, Series C,
5 .00% ,
11/15/30
............ 1,624,745
250,000 Triborough Bridge & Tunnel Authority
MTA Bridges & Tunnels Advance
Refunding Revenue Bonds,
5 .00% ,
11/15/23
............ 277,782
125,000 Triborough Bridge & Tunnel
Authority Prerefunded Highway
Improvements Revenue Bonds,
Series A,
5 .00% ,
11/15/25
(c) .......... 147,395
250,000 Triborough Bridge & Tunnel
Authority Prerefunded Highway
Improvements Revenue Bonds,
Series C,
5 .00% ,
11/15/27
(c) .......... 271,915
150,000 Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds, Series
B,
5 .00% ,
11/15/24
............ 173,458
100,000 Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds, Series
B,
5 .00% ,
11/15/24
............ 106,213
100,000 Utility Debt Securitization Authority
Refunding Revenue Bonds,
5 .00% ,
12/15/26
............ 116,077
1,750,000 Utility Debt Securitization Authority
Refunding Revenue Bonds,
5 .00% ,
06/15/25
............ 1,909,507
Principal
Amount Value
New York (continued)
$ 1,500,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
A,
5 .00% ,
06/15/26
............ $ 1,707,636
5,290,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5 .00% ,
12/15/31
............ 5,886,445
1,080,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5 .00% ,
12/15/28
............ 1,203,951
8,720,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5 .00% ,
12/15/29
............ 9,718,583
2,750,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5 .00% ,
12/15/30
............ 3,060,755
Total Municipal Bonds
(Cost $564,544,259)
584,004,436
CORPORATE BONDS — 0.8%
United States — 0 .8%
5,000,000 Andrew W Mellon Foundation (The),
Series 2020,
0 .95% ,
08/01/27
............ 4,910,419
Total Corporate Bonds
(Cost $5,000,000)
4,910,419
U.S. GOVERNMENT SECURITIES — 0.8%
U.S. Treasury Notes — 0 .8%
5,000,000 1 .13% ,
02/15/31
................ 4,953,125
Total U.S. Government Securities
(Cost $4,834,048)
4,953,125

Old Westbury Funds, Inc.
New York Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
The following abbreviations are used in the report:
Shares Value
INVESTMENT COMPANY — 2.8%
16,988,229 SEI Daily Income Trust Government
II Fund - Class A , 0 .01% (d) ... $ 16,988,229
Total Investment Company
(Cost $16,988,229)
16,988,229
TOTAL INVESTMENTS — 99.0%
(Cost $591,366,536)
$ 610,856,209
OTHER ASSETS IN EXCESS OF
LIABILITIES — 1.0%
6,367,691
NET ASSETS — 100.0%
$ 617,223,900
(a) Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and
prepayments on the underlying pool of assets. Rate shown is the rate in effect as of July 31, 2021.
(b) These securities are subject to remarketing prior to its stated
maturity, and is subject to mandatory redemption at the stated
maturity date.
(c) These securities are pre-refunded; the date shown represents the pre-
refunded date. Bonds which are pre-refunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(d) The rate shown represents the current yield as of July 31, 2021.
AMBAC — Insured by AMBAC Financial Group
GO — General Obligation
Portfolio Diversification by State (Unaudited)
State:
Percentage
of Net Assets
New York ................................... 94 .6%
Other * ..................................... 5 .4
100 .0%
* Includes cash and equivalents, Corporate Bonds, U.S. Government
Securities, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.